J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Focus Fund

JPMorgan International Value Fund

(each, a series of JPMorgan Trust I)

JPMorgan International Research Enhanced Equity Fund

(a series of JPMorgan Trust II)

JPMorgan Emerging Markets Research Enhanced Equity Fund

JPMorgan International Equity Plus Fund

JPMorgan International Hedged Equity Fund

(each, a series of JPMorgan Trust IV)

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 2, 2020

to the Prospectuses dated March 1, 2020, as supplemented

Effective immediately, the “Investing with J.P. Morgan Funds — Portfolio Holdings Disclosure” section of the Prospectuses will be deleted and replaced with the following:

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the following Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month:

JPMorgan International Hedged Equity Fund

No sooner than 15 days after the end of each month, each of the following Funds will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month:

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Research Enhanced Equity Fund

JPMorgan International Research Enhanced Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Equity Plus Fund

No sooner than 10 days after the end of each month, each of the following Funds will post the uncertified, complete schedule of its portfolio holdings as of the last day of that month on J.P. Morgan Funds’ website at www.jpmorganfunds.com:

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Focus Fund

JPMorgan International Value Fund

Not later than 60 days after the end of each fiscal quarter, each Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, each Fund will post these quarterly schedules on J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

SUP-INTEQ-PHD-1120

In addition, from time to time, a Fund may post portfolio holdings on J.P. Morgan Funds’ website on a more frequent basis.

Each Fund other than the JPMorgan International Hedged Equity Fund may disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 holdings represent of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 5 calendar days after month’s end. JPMorgan International Hedged Equity Fund may disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 holdings represent of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance may also be posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days for the JPMorgan International Hedged Equity Fund and 5 calendar days for the remaining Funds, after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE